Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2021	Mar. 31, 2020
Offsetting [Abstract]
Derivative assets, Gross amounts of recognized assets/liabilities		¥ 11,997,000	¥ 14,958,000
Derivative assets, Net amounts presented in the consolidated balance sheet	[1],[2],[3]	11,997,000	14,958,000
Derivative assets, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(8,628,000)	(11,282,000)
Derivative assets, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(605,000)	(874,000)
Derivative assets, Net amounts		2,764,000	2,802,000
Receivables under resale agreements, Gross amounts of recognized assets/liabilities		16,053,000	25,884,000
Receivables under resale agreements, Gross amounts offset in the consolidated balance sheet		(2,273,000)	(1,888,000)
Receivables under resale agreements, Net amounts presented in the consolidated balance sheet		13,779,763	23,995,961
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(12,687,000)	(23,195,000)
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(37,000)	(21,000)
Receivables under resale agreements, Net amounts		1,056,000	780,000
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities		3,370,000	3,444,000
Receivables under securities borrowing transactions, Net amounts presented in the consolidated balance sheet		3,369,903	3,443,959
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(3,289,000)	(3,336,000)
Receivables under securities borrowing transactions, Net amounts		81,000	108,000
Financial assets, Gross amounts of recognized assets/liabilities, Total		31,420,000	44,286,000
Financial assets, Gross amounts offset in the consolidated balance sheet, Total		(2,273,000)	(1,888,000)
Financial assets, Net amounts presented in the consolidated balance sheet, Total		29,147,000	42,398,000
Financial assets, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total		(24,604,000)	(37,813,000)
Financial assets, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total		(642,000)	(895,000)
Financial assets, Net amounts, Total		3,901,000	3,690,000
Derivative liabilities, Gross amounts of recognized assets/liabilities		11,714,000	14,034,000
Derivative liabilities, Net amounts presented in the consolidated balance sheet	[1],[2],[3]	11,714,000	14,034,000
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(8,545,000)	(11,296,000)
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(1,624,000)	(1,140,000)
Derivative liabilities, Net amounts		1,545,000	1,598,000
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities		26,800,000	33,733,000
Payables under repurchase agreements, Gross amounts offset in the consolidated balance sheet		(2,232,000)	(1,883,000)
Payables under repurchase agreements, Net amounts presented in the consolidated balance sheet		24,568,000	31,850,000
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(23,835,000)	(31,569,000)
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(60,000)	(34,000)
Payables under repurchase agreements, Net amounts		673,000	247,000
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities		843,000	1,017,000
Payables under securities lending transactions, Net amounts presented in the consolidated balance sheet		842,590	1,016,874
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(814,000)	(986,000)
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(2,000)
Payables under securities lending transactions, Net amounts		27,000	31,000
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities		6,582,000	4,806,000
Obligations to return securities received as collateral, Net amounts presented in the consolidated balance sheet		6,581,759	4,806,171
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(1,931,000)	(1,966,000)
Obligations to return securities received as collateral, Net amounts		4,651,000	2,840,000
Financial liabilities, Gross amounts of recognized assets/liabilities, Total		45,939,000	53,590,000
Financial liabilities, Gross amounts offset in the consolidated balance sheet, Total		(2,232,000)	(1,883,000)
Financial liabilities, Net amounts presented in the consolidated balance sheet, Total		43,707,000	51,707,000
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total		(35,125,000)	(45,817,000)
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total		(1,686,000)	(1,174,000)
Financial liabilities, Net amounts, Total		¥ 6,896,000	¥ 4,716,000

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.